Schedule of aging of the trade receivables, net of provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,649	$ 3,866	$ 4,959
Trade Receivable 090 Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,410	3,306	4,918
Trade Receivables Greater Than 90 Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 239	$ 560	$ 41